Finance Leases (Details) - Schedule of Maturity of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Abstract]
2024	$ 1,400,419
2025	1,712,444
2026	649,077
Total lease payments	3,761,940
Less: interest	(235,395)
Present value of finance lease liabilities	3,526,545
Finance lease liabilities, current	2,583,970
Finance lease liabilities, non-current	$ 942,575	$ 2,295,339